Revaluation loss (gain)	12 Months Ended
Dec. 31, 2022
Revaluation loss (gain) [Abstract]
Revaluation loss (gain)

17.	Revaluation loss (gain)

		Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Change in fair value due to revaluation of derivative financial asset	7,866	(1,788)	—
Change in fair value due to revaluation of derivative financial liabilities	(12,558)	(11,276)	8
Realized gain on investment portfolio	—	(4,219)	—
Unrealized loss on investment portfolio	7,951	942	2,249
Loss on digital assets	625	—	—
Unrealized exchange (gain) loss	(395)	670	155
Unrealized gain on other receivable	—	—	(258)
Loss related to property and equipment	—	—	272

Total	3,489	(15,671)	2,426